Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2022	2021
Post-retirement and post-employment benefit liability (Note 19)	1,364	1,784
Environmental liabilities (Note 20)	68	88
Lease obligations (Note 22)	42	44
Asset retirement obligations (Note 21)	28	14
Due to related parties (Note 28)	26	29
Long-term accounts payable	1	3
Pension benefit liability (Note 19)	—	713
Other long-term liabilities	29	19
	1,558	2,694